PRIVATE PLACEMENTS (Details Narrative) - USD ($)		10 Months Ended	12 Months Ended
	Oct. 23, 2025	Dec. 31, 2024	Dec. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Sale of stock			252,500
Proceeds from issued common stock			$ 2,525,000
Proceeds held in trust account			60,000,000
Sponsors [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issued common stock			$ 1,900,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock	252,500
Private placement Units price shares	$ 10.00
Proceeds from issued common stock	$ 2,525,000
Proceeds held in trust account	$ 60,000,000
Private Placement [Member] | Sponsors [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock	192,500
Private Placement [Member] | Early Bird Capital Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock	60,000